Personnel expenses - Deferred conditional plans (Details) - EUR (€) € in Millions	12 Months Ended	60 Months Ended
	Dec. 31, 2018	Dec. 31, 2015
Deferred And Conditional Variable Remuneration Plan [Member] | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Benchmark bonus 300 or less - percentage deferred	0.00%
Benchmark bonus 300 to 600 - percentage deferred	20.00%
Benchmark bonus more than 600 - percentage deferred	30.00%
Deferred conditional variable remuneration plan
Share-based payment arrangement
Variable Remuneration or bonus deferral period		5 years
Bonus paid in cash - (as a percent)	50.00%
Bonus paid in shares - (as a percent)	50.00%
Deferred percentage		60.00%
Deferred Conditional Variable Remuneration Plan Third Cycle 2013 [Member]
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Deferred Conditional Variable Remuneration Plan Third Cycle 2013 [Member] | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred Conditional Variable Remuneration Plan Third Cycle 2013 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Deferred Conditional Variable Remuneration Plan Third Cycle 2013 [Member] | Other Beneficiaries
Share-based payment arrangement
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred Conditional Variable Remuneration Plan Fourth And Fifth Cycles 2014 And 2015 [Member] | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.6
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred Conditional Variable Remuneration Plan Fourth And Fifth Cycles 2014 And 2015 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Deferred Conditional Variable Remuneration Plan Fourth And Fifth Cycles 2014 And 2015 [Member] | Other Beneficiaries
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Deferred Conditional Variable Remuneration Plan Fourth Cycle 2014 [Member] | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Deferred Conditional Variable Remuneration Plan Fourth Cycle 2014 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Deferred Conditional Variable Remuneration Plan Fifth Cycle 2015 [Member] | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Deferred Conditional Variable Remuneration Plan Fifth Cycle 2015 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Deferred Conditional Variable Remuneration Plan Sixth Cycle 2016 [Member]
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Deferred Conditional Variable Remuneration Plan Seventh And Eighth Cycles 2017 And 2018 [Member] | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred Conditional Variable Remuneration Plan Seventh And Eighth Cycles 2017 And 2018 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Deferred Conditional Variable Remuneration Plan Seventh And Eighth Cycles 2017 And 2018 [Member] | Other Beneficiaries
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Minimum | Deferred And Conditional Variable Remuneration Plan [Member] | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 0.3
Minimum | Deferred Conditional Variable Remuneration Plan Fourth Cycle 2014 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	1.7
Minimum | Deferred Conditional Variable Remuneration Plan Fifth Cycle 2015 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	1.8
Minimum | Deferred Conditional Variable Remuneration Plan Seventh And Eighth Cycles 2017 And 2018 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	1.7
Maximum | Deferred Conditional Variable Remuneration Plan Fourth And Fifth Cycles 2014 And 2015 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	2.6
Maximum | Deferred Conditional Variable Remuneration Plan Seventh And Eighth Cycles 2017 And 2018 [Member] | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7